Investment Strategy - Kurv Yield Premium Strategy Apple (AAPL) ETF	Dec. 22, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Effective January 1, 2026, the Fund may engage in the following additional strategies:

Uncovered Call and/or Put Writing

The Fund may also write (i.e., sell) uncovered call options on securities or instruments in which it may invest but that are not currently held by the Fund. The principal reason for writing uncovered call options is to realize income without committing capital to the ownership of the Underlying Securities. When writing uncovered call options, the Fund must deposit and maintain sufficient margin with the broker-dealer through which it made the uncovered call option as collateral to ensure that the securities can be purchased for delivery if and when the option is exercised. During periods of declining securities prices or when prices are stable, writing uncovered calls can be a profitable strategy to increase the Fund’s income with minimal capital risk. Uncovered calls are riskier than covered calls because there is no Underlying Security held by the Fund that can act as a partial hedge. Uncovered calls have speculative characteristics and the potential for loss is unlimited. When an uncovered call is exercised, the Fund must purchase the Underlying Security to meet its call obligation. There is also a risk, especially with preferred and debt securities that lack sufficient liquidity, that the securities may not be available for purchase. If the purchase price exceeds the exercise price, the Fund will lose the difference.

The Fund also may write (i.e., sell) uncovered put options on securities or instruments in which it may invest but with respect to which the Fund does not currently have a corresponding short position or has not deposited as collateral cash equal to the exercise value of the put option with the broker-dealer through which it made the uncovered put option. The principal reason for writing uncovered put options is to receive premium income and to acquire such securities or instruments at a net cost below the current market value. The Fund has the obligation to buy the securities or instruments at an agreed upon price if the price of the securities or instruments decreases below the exercise price. If the price of the securities or instruments increases during the option period, the option will expire worthless and the Fund will retain the premium and will not have to purchase the securities or instruments at the exercise price.

Put Spreads

The Fund may write (sell) put spreads rather than stand-alone call option contracts to seek increased participation in the potential appreciation of an Underlying Security’s share price, while still generating net premium income. In a put option spread, the Fund may sell (write) an out-of-the-money put option (below the current market price) while purchasing a further out-of-the-money put option.

Call Purchases

The Fund may purchase call options to seek to gain price appreciation from its Underlying Security’s share price. The cost of the purchase may reduce the income generated in the portfolio.

The Fund may gain long exposure via purchasing shares of the Underlying Security or creating a synthetic long position. To achieve a synthetic long exposure, the Fund buys call options of the Underlying Security and, simultaneously, sells put options of the Underlying Security with the same expiries and strike price to try to replicate the price movements of the Underlying Security. The combination of the long call options and sold put options seek to provide the Fund with investment exposure to the Underlying Security for the duration of the application option exposure. The notional exposure to an Underlying Security will not exceed 200% of net asset value.